Loans and Borrowings (Tables)	12 Months Ended
Dec. 31, 2024
Loans and Borrowings [Abstract]
Schedule of Loans and Borrowings
	Annual Interest Rate	Maturity (Months)	As of December 31, 2023	As of December 31, 2024

Short-term borrowings:
China CITIC Bank	3.90% / 3.98%	September, 2025	24,000,000	24,000,000
Bank of Ningbo	4.50%	January,2025	-	10,000,000
Bank of Ningbo	4.50%	May,2025	-	20,000,000
Bank of Ningbo	4.10%	November, 2025	-	10,000,000
Bank of Ningbo	4.10%	December, 2025	-	10,000,000
Rural Commercial Bank	4.00%	November, 2025	-	10,000,000
Guolong Juntu Financial Leasing Co., Ltd	4.30%	January,2024	30,000,000	-
Guolong Juntu Financial Leasing Co., Ltd	4.10%	May,2024	20,000,000	-
Subtotal			74,000,000	84,000,000

Long term loans and borrowings, current:
Haier Financial Leasing Co. LTD (1)	7.16%	April,2024	1,250,000	-
Subtotal			1,250,000	-

Total			75,250,000	84,000,000

(1)	During the year ended December 31, 2022, the Group sold certain equipment to Haier Financial Leasing Co. LTD (the “purchaser-lessor”) and simultaneously entered into contracts to lease back these assets from the purchaser-lessor for two years. Pursuant to the terms of the contracts, the Group is required to pay lease payments to the purchaser-lessor quarterly over the contract periods and is entitled to obtain the ownership of these equipment at a nominal price upon the expiration of the leases. Through the leaseback, the Group substantially retains all of the benefits and risks incident to the ownership of the equipment sold and the Group does not transfer the control of the asset to the purchaser-lessor. Therefore, the lease transaction did not qualify as sale-leaseback transaction. Accordingly, the Group identified the transaction as financing arrangement and recorded as borrowings.